Subsequent Events (Details)								3 Months Ended	12 Months Ended
	Jan. 15, 2026 USD ($) shares	Oct. 27, 2025 shares	Sep. 12, 2025 shares	Jun. 25, 2025 shares	Jun. 20, 2025 shares	Jun. 18, 2025 shares	Jun. 17, 2025 shares	Mar. 31, 2026 shares	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Mar. 24, 2026 $ / shares shares	Mar. 10, 2026 Vessel shares	Apr. 14, 2025 Vessel shares
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares | $									$ 251,389	$ 0	$ 0
Shares issued (in shares)		280,000	1,153,846	204,000	152,600	172,000	193,000
Number of vessels owned by each subsidiary | Vessel														1
Number of shares of common stock issued for shares of Company stock (in shares)														1
Number of shares of Company common stock held to receive stock (in shares)														8
Pre-funded Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised (in shares)									0
Subsequent Event [Member]
Subsequent Events [Abstract]
Gross proceeds from issuance of common shares | $	$ 14,800,000
Shares issued (in shares)	3,770,905
Maximum number of shares to purchase under tender offer (in shares)												1,000,000
Purchase price per share under tender offer (in dollars per share) | $ / shares												$ 3
Number of vessels owned by each subsidiary | Vessel													1
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Events [Abstract]
Warrants exercised (in shares)								1,026,671
Subsequent Event [Member] | Toro Corp. [Member] | O 2025-Q4 Dividends [Member] | Series A Preferred Shares [Member] | Related Party [Member]
Subsequent Events [Abstract]
Payment of dividend on Series A Preferred Shares | $	$ 125,000
Subsequent Event [Member] | Robin [Member]
Subsequent Events [Abstract]
Number of shares of common stock issued for shares of Company stock (in shares)													1
Number of shares of Company common stock held to receive stock (in shares)													6.5